Contingencies And Other Disclosures (Schedule Of Original Purchase Amount Of Investments Subject To Litigation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 25, 2013
Alternativea Mortgage Loan Pools [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	$ 1,355,855
Ending balance of the investments at issue			505,156
Alternativea Mortgage Loan Pools [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Alternativea Mortgage Loan Pools [Member] | 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	843,868	[1]
Ending balance of the investments at issue			302,761
Alternativea Mortgage Loan Pools [Member] | 2005 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Alternativea Mortgage Loan Pools [Member] | 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	307,926	[1]
Ending balance of the investments at issue			105,672
Alternativea Mortgage Loan Pools [Member] | 2006 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Alternativea Mortgage Loan Pools [Member] | 2007 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	204,061
Ending balance of the investments at issue			96,723
Alternativea Mortgage Loan Pools [Member] | 2007 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Jumbo Mortgage Loans [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	80,000
Ending balance of the investments at issue			27,056
Jumbo Mortgage Loans [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	16,877
Ending balance of the investments at issue			2,541
Jumbo Mortgage Loans [Member] | 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	30,000
Ending balance of the investments at issue			10,903
Jumbo Mortgage Loans [Member] | 2005 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Jumbo Mortgage Loans [Member] | 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Jumbo Mortgage Loans [Member] | 2006 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	9,793
Ending balance of the investments at issue			2,541
Jumbo Mortgage Loans [Member] | 2007 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	50,000
Ending balance of the investments at issue			16,153
Jumbo Mortgage Loans [Member] | 2007 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	7,084
Ending balance of the investments at issue			0
Federal Housing Finance Agency [Member] | Alternativea Mortgage Loan Pools [Member] | 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	643,751
Federal Housing Finance Agency [Member] | Alternativea Mortgage Loan Pools [Member] | 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	$ 230,020

[1]	The amounts shown in the table which are the subject of the FHFA litigation includes $230,020 of the Senior Alt-A loans from 2006 and $643,751 of the Senior Alt-A loans from 2005.